Significant Agreements, Narrative (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Liability Contingency [Line Items]
Agreement description					Pursuant to the Second Amendment, the Company and Cipla were each responsible for 60% and 40%, respectively, of the Company’s overhead costs and the time spent by the Company’s employees and consultants on development of the Product (“Direct Costs”). The Company shared all other development costs with Cipla that were not Direct Costs, such as the cost of clinical research organizations, manufacturing costs and other third-party costs, on a 50/50 basis.		Pursuant to the Second Amendment, the Company and Cipla were each responsible for 60% and 40%, respectively, of the Company’s overhead costs and the time spent by the Company’s employees and consultants on development of the Product (“Direct Costs”). The Company will share all other development costs with Cipla that are not Direct Costs, such as the cost of clinical research organizations, manufacturing costs and other third-party costs, on a 50/50 basis.
Transaction cost	$ 22,000				$ 22,000		$ 22,000
Revenue	366		$ 1,753		7,803	$ 5,096	7,298	$ 6,071
Disposal of carrying value				$ 2,600	(2,618)	(8)	(8)
Cipla Agreement [Member] | Cipla Technologies LLC [Member]
Product Liability Contingency [Line Items]
Proceeds from related party debt					22,000		22,000
Cipla Agreement [Member] | Cipla Technologies LLC [Member] | Research and Development Service [Member]
Product Liability Contingency [Line Items]
Transaction cost	12,000				12,000		12,000
Revenue	300		$ 1,800		6,900	$ 5,100	7,300	$ 6,100
Cipla Agreement [Member] | Cipla Technologies LLC [Member] | Irrevocable License [Member]
Product Liability Contingency [Line Items]
Transaction cost	$ 10,000				$ 10,000		$ 10,000
Lease Assignment Agreement [Member]
Product Liability Contingency [Line Items]
Decrease in right-of-use asset		$ 8,400